HOMES 2023-NQM2 ABS-15G

EXHIBIT 99.14

Tape Discrepancies

Scienna Id	Loan #1	Dummy ID	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
OQDRRFDWIAR	xx	926480		B1 Credit Score	660	655	5	0.76335%	The credit report dated 7/5/2022 reflects B1 Credit Score as 660.	Initial
WXPXXKSJXSN	xx	926613		Borrower DTI Ratio Percent	Unavailable	10269.49%			Loan is qualified with the DSCR program.	Initial